CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,879,482)	$ (2,289,307)	$ (3,454,600)	$ (8,281,584)
Adjustments to reconcile net loss to net cash used in operating
Depreciation expense	192,559	180,397	359,556	318,328
Stock compensation expense	1,670,294	319,125	379,125	4,551,961
Amortization of debt discount and accretion	295,000	137,369	556,330	639,524
Interest expense converted to equity	14,583	0
Interest expense relating to amortization of capital lease discount	51,505	51,504	103,009	102,781
Change in derivative liabilities	0	(6,357)	(7,736)	(43,968)
Changes in operating assets and liabilities:
Accounts receivable	(429,564)	(168,448)	(507,891)	(495,017)
Inventory	185,641	(112,901)	(385,280)	(241,353)
Prepaid expenses and other current assets	(32,914)	(10,294)	(296,441)	6,694
Accounts payable	107,956	110,383	496,372	284,953
Accounts payable - related party			0	(43,036)
Accrued expenses	155,917	138,266	204,303	91,176
NET CASH USED IN OPERATING ACTIVITIES	(668,505)	(1,650,263)	(2,553,253)	(3,109,541)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(226,446)	(79,696)	(253,170)	(344,961)
Equipment Deposits - related party	0	(104,619)
CASH USED IN INVESTING ACTIVITIES	(226,446)	(184,315)	(253,170)	(344,961)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	0	510,000	0	2,075,000
Proceeds from convertible note payable	500,000	0	1,260,000	435,000
Proceeds from revolving financing	409,943	87,918	960,810	232,398
Proceeds from sale of common stock, net	0	425,000	425,000	3,751,200
Proceeds from the exercise of warrants, net	0	300,000	300,000	0
Repayment of notes payable	0	(373,727)	(440,078)	(1,729,821)
Repayment of capital lease	(136,966)	(117,021)	(243,623)	(207,269)
Repurchase of common stock			(43,000)	0
CASH PROVIDED BY FINANCING ACTIVITIES	772,977	832,170	2,219,109	4,556,508
NET CHANGE IN CASH	(121,974)	(1,002,408)	(587,314)	1,102,006
CASH AT BEGINNING OF PERIOD	603,805	1,192,119	1,192,119	90,113
CASH AT END OF PERIOD	481,831	189,711	603,805	1,192,119
INTEREST PAID	$ 154,497	$ 36,023	$ 367,115	$ 152,557